Vessel Revenue and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Vessel Revenue and Voyage Expenses [Abstract]
Income Derived from Spot and Time Charters
The following table presents the Company’s income statement figures derived from spot charters and time charters for the six-month periods ended June 30, 2022 and 2021:

	June 30,
	2022	2021
Vessel revenues from spot charters, net of commissions	-	17,139
Vessel revenues from time charters, net of commissions	62,513	31,091
Total	62,513	48,230

Net Trade Accounts Receivable Disaggregated by Revenue Source
The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
Accounts receivable trade, net from spot charters	-	-
Accounts receivable trade, net from time charters	1,805	-
Total	1,805	-

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2022 and 2021 were:

Customer	2022	2021
A	20%	-
B	20%	-
C	16%	27%
D	14%	13%
E	-	20%
Total	70%	60%

Voyage Expenses from Spot and Time Charters
The following table presents the Company’s income statement figures derived from spot charters and time charters for the six-month periods ended June 30, 2022 and 2021:

	June 30,
	2022	2021
Voyage expenses from spot charters, net of commissions	-	(9,583)
Voyage expenses from time charters, net of commissions	(2,646)	(984)
Total	(2,646)	(10,567)